Significant accounting policies - Property equipment and leasehold improvement, net (Details)	Dec. 31, 2023
Transportation equipment
Significant accounting policies
Estimated useful lives (in years)	5 years
Office building
Significant accounting policies
Estimated useful lives (in years)	40 years
Minimum | Electronic equipment
Significant accounting policies
Estimated useful lives (in years)	3 years
Minimum | Furniture and office equipment
Significant accounting policies
Estimated useful lives (in years)	3 years
Minimum | Machinery and equipment
Significant accounting policies
Estimated useful lives (in years)	2 years
Maximum | Electronic equipment
Significant accounting policies
Estimated useful lives (in years)	5 years
Maximum | Furniture and office equipment
Significant accounting policies
Estimated useful lives (in years)	5 years
Maximum | Machinery and equipment
Significant accounting policies
Estimated useful lives (in years)	10 years